Vista Outdoor Inc. - 10-Q Goodwill and Intangible Assets (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Vista Outdoor Inc.
Goodwill [Line Items]
Amortization of intangible assets	$ 12,483	$ 12,707	$ 50,146	$ 43,963	$ 26,246